REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue by Type
The following table summarizes the Company’s revenue disaggregated by type, and by over time or point in time recognition:

	Years Ended December 31,
	2021	2020	2019
Virtual currency (over time)(1)	$280,087	$268,137	$231,726
Advertising (point in time)	6,964	1,745	383
Other revenue (point in time)	$368	$—	$7,312
Total net revenue	$287,419	$269,882	$239,421

(1)Virtual currency is recognized over the estimated consumption period.

Disaggregation of Revenue by Geography
The following table summarizes the Company’s revenue disaggregated by geography:

	Years Ended December 31,
	2021	2020	2019
United States	$250,252	$228,568	$200,418
All other countries	37,167	41,314	39,003
Total net revenue	$287,419	$269,882	$239,421